Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unaudited Interim Condensed Consolidated Balance Sheets
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000	1,000
Common Stock, Shares, Issued	16,051,884	15,233,884	0
Common Stock, Shares, Outstanding	16,051,884	15,233,884	0